CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Operating Activities
Net income	$ 219	$ 135	$ 546	$ 181
Adjusted for the following items:
Earnings from investments in associates and joint ventures, net of distributions received	15	(16)	24	(21)
Depreciation and amortization expense	188	206	381	326
Mark-to-market on hedging items, provisions and other	(40)	54	29	75
Gain (Loss) on Disposition of Business	0	0	(338)	0
Deferred income tax expense (recovery)	26	18	41	18
Changes in non-cash working capital, net	(225)	22	(34)	18
Cash from operating activities	183	419	649	597
Investing Activities
Acquisition of subsidiaries, net of cash acquired	(398)	(4,203)	(398)	(4,203)
Additions of investments in associates and joint ventures	(40)	(269)	(55)	(318)
Proceeds from sales of investments accounted for using equity method	0	0	1,289	0
Purchase of long lived assets	(180)	(176)	(358)	(351)
Disposal of long lived assets	2	0	5	41
Purchase of financial assets	(77)	(76)	(140)	(219)
Sale of financial assets and other	14	148	52	195
Net settlement of foreign exchange hedging items	(18)	(10)	(72)	(40)
Cash used by investing activities	(697)	(4,586)	323	(4,895)
Financing Activities
Distributions to general partner	(35)	(28)	(70)	(56)
Distributions to other unitholders	(194)	(168)	(387)	(334)
Subsidiary distributions to non-controlling interest	(158)	(188)	(333)	(202)
Capital provided by non-controlling interest	146	2,817	146	2,817
Capital provided to non-controlling interest	(877)	0	(877)	0
Proceeds from corporate borrowings	0	309	0	537
Proceeds from corporate credit facility	62	792	669	1,253
Repayment of corporate credit facility	(62)	(473)	(1,458)	(479)
Proceeds from subsidiary borrowings	1,816	325	2,684	341
Repayment of subsidiary borrowings	(262)	(75)	(1,070)	(132)
Preferred units issued	0	0	157	220
Partnership units issued, net of issuance costs	4	5	8	11
Cash from financing activities	440	3,316	(531)	3,976
Cash and cash equivalents
Change during the year	(74)	(851)	441	(322)
Impact of foreign exchange on cash	(34)	(4)	(33)	4
Balance, beginning of year	890	1,323	374	786
Balance, end of year	$ 782	$ 468	$ 782	$ 468